UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Fifty®

March 31, 2010

1.799847.106

FIF-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 19.1%
Automobiles - 0.0%
Volkswagen AG rights 4/13/10 (a)	405,000	$ 251,635
Diversified Consumer Services - 3.6%
DeVry, Inc.	431,388	28,126,498
Hotels, Restaurants & Leisure - 7.0%
International Game Technology	879,015	16,217,827
Las Vegas Sands Corp. (a)(c)	535,500	11,325,825
McDonald's Corp.	173,946	11,605,677
Starbucks Corp.	620,000	15,047,400
		54,196,729
Household Durables - 2.0%
Harman International Industries, Inc.	329,344	15,406,712
Media - 6.4%
DIRECTV (a)	799,000	27,014,190
The Walt Disney Co.	631,245	22,036,763
		49,050,953
Specialty Retail - 0.1%
Abercrombie & Fitch Co. Class A	8,600	392,504
TOTAL CONSUMER DISCRETIONARY		147,425,031
CONSUMER STAPLES - 4.3%
Beverages - 1.8%
Anheuser-Busch InBev SA NV	277,069	13,957,173
Tobacco - 2.5%
Philip Morris International, Inc.	368,546	19,223,359
TOTAL CONSUMER STAPLES		33,180,532
ENERGY - 6.9%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	76,332	3,575,391
Weatherford International Ltd. (a)	814,800	12,922,728
		16,498,119
Oil, Gas & Consumable Fuels - 4.8%
EXCO Resources, Inc.	143,100	2,630,178
Exxon Mobil Corp.	353,092	23,650,102
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
InterOil Corp. (a)(c)	39,500	$ 2,559,600
Williams Companies, Inc.	336,500	7,773,150
		36,613,030
TOTAL ENERGY		53,111,149
FINANCIALS - 16.7%
Capital Markets - 2.0%
Janus Capital Group, Inc.	1,067,738	15,257,976
Commercial Banks - 5.4%
Marshall & Ilsley Corp.	96,600	777,630
PNC Financial Services Group, Inc.	294,643	17,590,187
Regions Financial Corp.	1,506,542	11,826,355
SunTrust Banks, Inc.	436,100	11,683,119
		41,877,291
Consumer Finance - 0.9%
American Express Co.	175,300	7,232,878
Diversified Financial Services - 8.4%
Bank of America Corp.	794,804	14,187,251
JPMorgan Chase & Co.	390,435	17,471,966
Moody's Corp. (c)	1,014,764	30,189,229
NBH Holdings Corp. Class A (a)(d)	131,400	2,628,000
		64,476,446
Insurance - 0.0%
Allstate Corp.	11,800	381,258
TOTAL FINANCIALS		129,225,849
HEALTH CARE - 8.8%
Health Care Equipment & Supplies - 1.5%
Edwards Lifesciences Corp. (a)	115,385	11,409,269
Health Care Providers & Services - 1.5%
Express Scripts, Inc. (a)	114,200	11,620,992
Pharmaceuticals - 5.8%
Merck & Co., Inc.	454,100	16,960,635
Pfizer, Inc.	1,607,034	27,560,633
		44,521,268
TOTAL HEALTH CARE		67,551,529
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	122,000	$ 15,458,620
Airlines - 1.0%
Southwest Airlines Co.	587,900	7,772,038
Commercial Services & Supplies - 0.3%
Interface, Inc. Class A	175,400	2,031,132
Standard Parking Corp. (a)	3,200	52,544
		2,083,676
Construction & Engineering - 1.5%
Fluor Corp.	252,300	11,734,473
Machinery - 2.1%
Flowserve Corp.	36,400	4,013,828
Ingersoll-Rand Co. Ltd.	353,400	12,323,058
		16,336,886
Road & Rail - 4.7%
America Latina Logistica SA unit	763,400	6,978,431
CSX Corp.	301,585	15,350,677
Union Pacific Corp.	184,749	13,542,102
		35,871,210
TOTAL INDUSTRIALS		89,256,903
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 5.2%
Juniper Networks, Inc. (a)	506,742	15,546,845
QUALCOMM, Inc.	590,300	24,786,697
		40,333,542
Internet Software & Services - 1.3%
Baidu.com, Inc. sponsored ADR (a)	16,700	9,969,900
IT Services - 7.6%
Fiserv, Inc. (a)	606,700	30,796,092
MasterCard, Inc. Class A	109,611	27,841,194
		58,637,286
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	693,000	7,269,570
Software - 5.5%
AsiaInfo Holdings, Inc. (a)	366,000	9,691,680
Citrix Systems, Inc. (a)	122,600	5,819,822
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	779,813	$ 22,825,127
VMware, Inc. Class A (a)	72,150	3,845,595
		42,182,224
TOTAL INFORMATION TECHNOLOGY		158,392,522
MATERIALS - 5.4%
Chemicals - 5.4%
Dow Chemical Co.	605,500	17,904,635
Monsanto Co.	333,000	23,782,860
		41,687,495
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	231,325	9,856,758
TOTAL COMMON STOCKS (Cost $637,616,407)		729,687,768
Nonconvertible Preferred Stocks - 5.4%

CONSUMER DISCRETIONARY - 5.4%
Automobiles - 5.4%
Porsche Automobil Holding SE	65,700	4,009,762
Volkswagen AG	405,000	37,143,573
		41,153,335
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $37,635,077)		41,153,335
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (e)	2,523,912	$ 2,523,912
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	35,972,750	35,972,750
TOTAL MONEY MARKET FUNDS (Cost $38,496,662)		38,496,662
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $713,748,146)		809,337,765
NET OTHER ASSETS - (5.0)%		(38,205,514)
NET ASSETS - 100%		$ 771,132,251
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,628,000 or 0.3% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,903
Fidelity Securities Lending Cash Central Fund	189,124
Total	$ 200,027
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 8,696,056	$ -	$ 9,994,789	$ -	$ -
Total	$ 8,696,056	$ -	$ 9,994,789	$ -	$ -
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 188,578,366	$ 188,578,366	$ -	$ -
Consumer Staples	33,180,532	33,180,532	-	-
Energy	53,111,149	53,111,149	-	-
Financials	129,225,849	126,597,849	-	2,628,000
Health Care	67,551,529	67,551,529	-	-
Industrials	89,256,903	89,256,903	-	-
Information Technology	158,392,522	158,392,522	-	-
Materials	41,687,495	41,687,495	-	-
Telecommunication Services	9,856,758	9,856,758	-	-
Money Market Funds	38,496,662	38,496,662	-	-
Total Investments in Securities:	$ 809,337,765	$ 806,709,765	$ -	$ 2,628,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(55,301)
Cost of Purchases	2,683,301
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,628,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2010	$ (55,301)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $722,229,890. Net unrealized appreciation aggregated $87,107,875, of which $98,557,354 related to appreciated investment securities and $11,449,479 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Fund

Fidelity Fund
Class K

March 31, 2010

1.799854.106

FID-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.7%
ArvinMeritor, Inc. (a)	467,800	$ 6,245
Autoliv, Inc. (c)	358,700	18,484
BorgWarner, Inc. (a)	387,600	14,799
		39,528
Automobiles - 0.7%
Ford Motor Co. (a)	3,058,500	38,445
Hotels, Restaurants & Leisure - 0.4%
Starbucks Corp.	836,900	20,312
Household Durables - 1.3%
Pulte Group, Inc. (a)	1,854,500	20,863
Stanley Black & Decker, Inc.	334,900	19,227
Whirlpool Corp.	344,000	30,014
		70,104
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	190,500	25,857
Media - 2.4%
McGraw-Hill Companies, Inc.	759,800	27,087
The Walt Disney Co.	3,136,400	109,492
		136,579
Multiline Retail - 0.5%
Target Corp.	585,300	30,787
Specialty Retail - 2.2%
Lowe's Companies, Inc.	2,768,300	67,104
Staples, Inc.	2,338,650	54,701
		121,805
Textiles, Apparel & Luxury Goods - 1.0%
Polo Ralph Lauren Corp. Class A (c)	677,073	57,578
TOTAL CONSUMER DISCRETIONARY		540,995
CONSUMER STAPLES - 9.3%
Beverages - 1.0%
Anheuser-Busch InBev SA NV	534,183	26,909
The Coca-Cola Co.	496,400	27,302
		54,211
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.3%
Kroger Co.	612,900	$ 13,275
Walgreen Co.	1,658,900	61,529
		74,804
Food Products - 2.2%
Archer Daniels Midland Co.	1,045,400	30,212
Bunge Ltd.	354,884	21,872
Kellogg Co.	402,100	21,484
Nestle SA	990,651	50,740
		124,308
Household Products - 3.5%
Colgate-Palmolive Co.	714,000	60,876
Procter & Gamble Co.	2,081,444	131,693
		192,569
Personal Products - 0.4%
Herbalife Ltd.	530,800	24,480
Tobacco - 0.9%
Philip Morris International, Inc.	935,200	48,780
TOTAL CONSUMER STAPLES		519,152
ENERGY - 9.7%
Energy Equipment & Services - 2.5%
Ensco International Ltd. ADR	733,900	32,864
National Oilwell Varco, Inc.	531,100	21,552
Schlumberger Ltd.	972,800	61,734
Transocean Ltd. (a)	295,133	25,494
		141,644
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	675,400	49,189
Chevron Corp.	650,900	49,358
ConocoPhillips	869,200	44,477
Exxon Mobil Corp.	1,198,800	80,296
Marathon Oil Corp.	1,191,800	37,709
Occidental Petroleum Corp.	1,341,700	113,427
Southern Union Co.	973,400	24,695
		399,151
TOTAL ENERGY		540,795
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 17.6%
Capital Markets - 4.4%
Ameriprise Financial, Inc.	719,700	$ 32,646
Charles Schwab Corp.	1,621,900	30,313
Goldman Sachs Group, Inc.	278,600	47,538
Morgan Stanley	2,844,600	83,318
T. Rowe Price Group, Inc.	905,200	49,723
		243,538
Commercial Banks - 4.9%
Comerica, Inc.	756,600	28,781
KeyCorp	2,164,900	16,778
M&T Bank Corp. (c)	203,400	16,146
PNC Financial Services Group, Inc.	171,600	10,245
Regions Financial Corp.	1,993,900	15,652
SunTrust Banks, Inc.	1,381,000	36,997
Wells Fargo & Co.	4,312,800	134,214
Zions Bancorp	665,000	14,510
		273,323
Consumer Finance - 1.2%
American Express Co.	1,703,592	70,290
Diversified Financial Services - 6.1%
Bank of America Corp.	7,342,035	131,055
Citigroup, Inc. (a)	12,895,300	52,226
JPMorgan Chase & Co.	3,506,000	156,894
		340,175
Insurance - 1.0%
Berkshire Hathaway, Inc. Class B (a)	681,600	55,394
TOTAL FINANCIALS		982,720
HEALTH CARE - 13.0%
Biotechnology - 1.9%
Amgen, Inc. (a)	938,700	56,097
Biogen Idec, Inc. (a)	616,600	35,368
Cephalon, Inc. (a)	240,200	16,281
		107,746
Health Care Equipment & Supplies - 1.4%
Covidien PLC	953,300	47,932
Thoratec Corp. (a)	462,800	15,481
William Demant Holding AS (a)	252,800	17,889
		81,302
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.7%
CIGNA Corp.	491,500	$ 17,979
Express Scripts, Inc. (a)	318,100	32,370
Medco Health Solutions, Inc. (a)	1,098,900	70,945
UnitedHealth Group, Inc.	841,700	27,498
		148,792
Life Sciences Tools & Services - 0.8%
Covance, Inc. (a)	274,600	16,858
Life Technologies Corp. (a)	546,100	28,545
		45,403
Pharmaceuticals - 6.2%
Abbott Laboratories	823,800	43,398
Allergan, Inc.	449,800	29,381
Elan Corp. PLC sponsored ADR (a)	1,954,296	14,814
Johnson & Johnson	1,301,100	84,832
King Pharmaceuticals, Inc. (a)	1,291,200	15,185
Merck & Co., Inc.	1,626,700	60,757
Pfizer, Inc.	3,089,508	52,985
Teva Pharmaceutical Industries Ltd. sponsored ADR	693,400	43,740
		345,092
TOTAL HEALTH CARE		728,335
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.4%
Raytheon Co.	366,100	20,912
United Technologies Corp.	778,500	57,305
		78,217
Building Products - 0.6%
Armstrong World Industries, Inc. (a)	337,900	12,269
Masco Corp.	1,501,200	23,299
		35,568
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)	867,900	16,629
Electrical Equipment - 1.3%
Cooper Industries PLC Class A	790,800	37,911
Regal-Beloit Corp.	545,900	32,432
		70,343
Industrial Conglomerates - 2.5%
General Electric Co.	4,950,100	90,092
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	626,600	$ 13,303
Tyco International Ltd.	930,400	35,588
		138,983
Machinery - 3.9%
Briggs & Stratton Corp.	627,400	12,234
Cummins, Inc.	1,060,500	65,698
Danaher Corp.	458,200	36,615
Deere & Co.	194,800	11,583
Eaton Corp.	354,600	26,868
Ingersoll-Rand Co. Ltd.	1,282,800	44,731
Toro Co. (c)	417,800	20,543
		218,272
Professional Services - 0.4%
Manpower, Inc.	385,000	21,991
Road & Rail - 3.2%
CSX Corp.	1,232,100	62,714
Union Pacific Corp.	1,589,100	116,481
		179,195
TOTAL INDUSTRIALS		759,198
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	4,250,876	110,650
Juniper Networks, Inc. (a)	1,720,700	52,791
		163,441
Computers & Peripherals - 5.4%
Apple, Inc. (a)	690,500	162,211
Hewlett-Packard Co.	2,360,100	125,439
Western Digital Corp. (a)	396,600	15,463
		303,113
Electronic Equipment & Components - 2.1%
Agilent Technologies, Inc. (a)	818,900	28,162
Amphenol Corp. Class A	2,068,838	87,284
		115,446
Internet Software & Services - 2.3%
Google, Inc. Class A (a)	224,285	127,172
Semiconductors & Semiconductor Equipment - 3.9%
Intel Corp.	3,519,900	78,353
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp.	451,300	$ 13,954
Lam Research Corp. (a)	790,400	29,498
Samsung Electronics Co. Ltd.	34,871	25,211
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,484,456	15,572
Texas Instruments, Inc.	1,186,400	29,031
Xilinx, Inc.	1,012,000	25,806
		217,425
Software - 2.9%
Citrix Systems, Inc. (a)	617,000	29,289
Microsoft Corp.	2,093,500	61,277
Oracle Corp.	2,698,900	69,335
		159,901
TOTAL INFORMATION TECHNOLOGY		1,086,498
MATERIALS - 4.5%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	330,100	24,411
Albemarle Corp.	577,000	24,598
Dow Chemical Co.	2,235,100	66,092
Monsanto Co.	403,200	28,797
Solutia, Inc. (a)	1,071,800	17,267
W.R. Grace & Co. (a)	980,000	27,205
		188,370
Metals & Mining - 0.8%
Goldcorp, Inc.	442,100	16,522
Newcrest Mining Ltd.	447,353	13,472
Titanium Metals Corp. (a)	1,035,900	17,186
		47,180
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	360,300	16,311
TOTAL MATERIALS		251,861
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	4,535,800	17,236
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.7%
Electric Utilities - 0.4%
Entergy Corp.	161,700	$ 13,154
FirstEnergy Corp.	299,200	11,696
		24,850
Multi-Utilities - 0.3%
PG&E Corp.	367,800	15,602
TOTAL UTILITIES		40,452
TOTAL COMMON STOCKS (Cost $4,924,571)		5,467,242
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.19% (d)	119,696,258	119,696
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	30,950,057	30,950
TOTAL MONEY MARKET FUNDS (Cost $150,646)		150,646
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,075,217)		5,617,888
NET OTHER ASSETS - (0.6)%		(33,116)
NET ASSETS - 100%		$ 5,584,772
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 169
Fidelity Securities Lending Cash Central Fund	37
Total	$ 206
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $5,168,557,000. Net unrealized appreciation aggregated $449,331,000, of which $681,275,000 related to appreciated investment securities and $231,944,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth Discovery Fund

March 31, 2010

1.799853.106

CII-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.2%
Gentex Corp.	83,500	$ 1,622
Automobiles - 2.3%
Harley-Davidson, Inc. (c)	622,409	17,471
Diversified Consumer Services - 1.5%
Navitas Ltd.	502,977	2,354
Strayer Education, Inc. (c)	37,073	9,028
Universal Technical Institute, Inc. (a)	2,000	46
		11,428
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (a)	3,307	373
Denny's Corp. (a)	302,322	1,161
Home Inns & Hotels Management, Inc. sponsored ADR (a)	24,791	812
Marriott International, Inc. Class A	43,835	1,382
Starbucks Corp.	212,926	5,168
Starwood Hotels & Resorts Worldwide, Inc.	71,745	3,346
The Cheesecake Factory, Inc. (a)	29,150	789
Universal Travel Group (a)	101,346	1,004
WMS Industries, Inc. (a)	5,300	222
		14,257
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	68,812	3,742
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	42,841	5,815
Expedia, Inc.	195,915	4,890
Priceline.com, Inc. (a)	22,323	5,692
		16,397
Media - 0.5%
McGraw-Hill Companies, Inc.	105,120	3,748
Multiline Retail - 0.9%
Dollarama, Inc.	72,800	1,574
Target Corp.	95,350	5,015
		6,589
Specialty Retail - 2.7%
Lowe's Companies, Inc.	159,255	3,860
Ross Stores, Inc.	87,033	4,654
Sherwin-Williams Co.	28,829	1,951
TJX Companies, Inc.	135,898	5,778
Urban Outfitters, Inc. (a)	104,502	3,974
		20,217
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.5%
Coach, Inc.	102,400	$ 4,047
Lululemon Athletica, Inc. (a)(c)	143,211	5,943
Polo Ralph Lauren Corp. Class A	21,100	1,794
		11,784
TOTAL CONSUMER DISCRETIONARY		107,255
CONSUMER STAPLES - 8.5%
Beverages - 0.8%
The Coca-Cola Co.	117,700	6,474
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	14,800	884
Walgreen Co.	131,053	4,861
Whole Foods Market, Inc. (a)	107,400	3,883
		9,628
Food Products - 1.1%
Bunge Ltd.	57,800	3,562
Diamond Foods, Inc.	78,379	3,295
Mead Johnson Nutrition Co. Class A	23,331	1,214
		8,071
Household Products - 3.0%
Colgate-Palmolive Co.	102,641	8,751
Procter & Gamble Co.	223,265	14,126
		22,877
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	80,528	5,224
Herbalife Ltd.	34,892	1,609
NBTY, Inc. (a)	96,372	4,624
		11,457
Tobacco - 0.8%
Philip Morris International, Inc.	119,800	6,249
TOTAL CONSUMER STAPLES		64,756
ENERGY - 2.5%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	96,301	6,111
Oil, Gas & Consumable Fuels - 1.7%
Denbury Resources, Inc. (a)	342,876	5,784
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	21,251	$ 971
Range Resources Corp.	41,400	1,940
Southwestern Energy Co. (a)	95,703	3,897
		12,592
TOTAL ENERGY		18,703
FINANCIALS - 8.8%
Capital Markets - 1.8%
BlackRock, Inc. Class A	16,891	3,678
BlueBay Asset Management	139,703	764
Charles Schwab Corp.	253,451	4,737
JMP Group, Inc.	30,900	263
Morgan Stanley	123,200	3,609
T. Rowe Price Group, Inc.	6,900	379
		13,430
Commercial Banks - 2.6%
M&T Bank Corp. (c)	30,402	2,413
PNC Financial Services Group, Inc.	101,896	6,083
Wells Fargo & Co.	362,765	11,289
		19,785
Consumer Finance - 1.3%
American Express Co.	237,400	9,795
Diversified Financial Services - 3.0%
CME Group, Inc.	18,488	5,844
Gimv NV	7,200	389
JPMorgan Chase & Co.	366,766	16,413
MSCI, Inc. Class A (a)	11,584	418
		23,064
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	43,000	682
TOTAL FINANCIALS		66,756
HEALTH CARE - 14.4%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	41,290	2,245
Celgene Corp. (a)	32,590	2,019
Clinical Data, Inc. (a)	96,521	1,873
Dendreon Corp. (a)	45,700	1,667
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	51,628	$ 2,348
Human Genome Sciences, Inc. (a)(c)	81,900	2,473
Incyte Corp. (a)(c)	151,137	2,110
United Therapeutics Corp. (a)	165,302	9,146
		23,881
Health Care Equipment & Supplies - 2.6%
AGA Medical Holdings, Inc.	72,200	1,173
C. R. Bard, Inc.	7,577	656
Conceptus, Inc. (a)	100,434	2,005
Covidien PLC	95,114	4,782
DENTSPLY International, Inc.	55,738	1,942
Edwards Lifesciences Corp. (a)	20,119	1,989
HeartWare International, Inc. CDI unit (a)	814,788	1,039
NuVasive, Inc. (a)(c)	107,419	4,855
Sonova Holding AG Class B	8,663	1,076
		19,517
Health Care Providers & Services - 4.9%
Emergency Medical Services Corp. Class A (a)	42,800	2,420
Express Scripts, Inc. (a)	116,426	11,848
Henry Schein, Inc. (a)	45,077	2,655
Medco Health Solutions, Inc. (a)	250,506	16,173
VCA Antech, Inc. (a)	157,768	4,422
		37,518
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	143,076	5,566
Life Technologies Corp. (a)	75,110	3,926
QIAGEN NV (a)	125,470	2,885
		12,377
Pharmaceuticals - 2.2%
Allergan, Inc.	12,500	817
Novo Nordisk AS Series B	104,959	8,145
Teva Pharmaceutical Industries Ltd. sponsored ADR	123,265	7,776
		16,738
TOTAL HEALTH CARE		110,031
INDUSTRIALS - 9.5%
Aerospace & Defense - 4.2%
Goodrich Corp.	32,121	2,265
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	152,739	$ 6,914
Precision Castparts Corp.	44,200	5,601
United Technologies Corp.	240,100	17,674
		32,454
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	66,600	3,720
Airlines - 0.3%
Southwest Airlines Co.	181,190	2,395
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	67,300	1,953
Stericycle, Inc. (a)	5,500	300
Waste Connections, Inc. (a)	30,100	1,022
		3,275
Electrical Equipment - 0.9%
Acuity Brands, Inc.	18,266	771
AMETEK, Inc.	83,500	3,462
Cooper Industries PLC Class A	17,500	839
Crompton Greaves Ltd.	253,564	1,476
		6,548
Industrial Conglomerates - 0.3%
3M Co.	30,000	2,507
Machinery - 1.8%
Cummins, Inc.	71,200	4,411
Danaher Corp.	49,500	3,956
Ingersoll-Rand Co. Ltd.	43,823	1,528
PACCAR, Inc.	51,500	2,232
Weg SA	120,100	1,290
		13,417
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)	21,310	384
CoStar Group, Inc. (a)(c)	9,065	376
Equifax, Inc.	13,100	469
Robert Half International, Inc.	104,100	3,168
		4,397
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)	80,585	$ 927
Union Pacific Corp.	41,368	3,032
		3,959
TOTAL INDUSTRIALS		72,672
INFORMATION TECHNOLOGY - 38.7%
Communications Equipment - 11.7%
Cisco Systems, Inc. (a)	1,471,674	38,308
Juniper Networks, Inc. (a)	688,245	21,115
QUALCOMM, Inc.	601,272	25,247
Riverbed Technology, Inc. (a)	160,732	4,565
		89,235
Computers & Peripherals - 5.1%
3PAR, Inc. (a)	144,296	1,443
Apple, Inc. (a)	134,612	31,624
EMC Corp. (a)	42,940	775
NetApp, Inc. (a)	160,456	5,224
		39,066
Electronic Equipment & Components - 3.2%
Agilent Technologies, Inc. (a)	580,708	19,971
Corning, Inc.	161,385	3,262
IPG Photonics Corp. (a)	25,400	376
Keyence Corp.	1,600	383
		23,992
Internet Software & Services - 7.2%
Baidu.com, Inc. sponsored ADR (a)	8,546	5,102
Constant Contact, Inc. (a)	26,150	607
eBay, Inc. (a)	46,200	1,245
Google, Inc. Class A (a)	46,034	26,102
GREE, Inc. (c)	29,000	1,772
NetEase.com, Inc. sponsored ADR (a)	92,847	3,293
Tencent Holdings Ltd.	67,300	1,350
The Knot, Inc. (a)	76,938	602
VeriSign, Inc. (a)	343,773	8,942
WebMD Health Corp. (a)(c)	133,286	6,182
		55,197
IT Services - 3.0%
Accenture PLC Class A	39,915	1,674
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	79,200	$ 4,038
CyberSource Corp. (a)	198,340	3,499
MasterCard, Inc. Class A	17,738	4,505
The Western Union Co.	18,695	317
Visa, Inc. Class A	99,375	9,046
		23,079
Semiconductors & Semiconductor Equipment - 4.0%
Applied Micro Circuits Corp. (a)	105,628	912
ASML Holding NV (NY Shares)	165,800	5,869
Avago Technologies Ltd.	156,100	3,209
Broadcom Corp. Class A	117,421	3,896
Marvell Technology Group Ltd. (a)	255,075	5,198
Monolithic Power Systems, Inc. (a)	355,026	7,917
PMC-Sierra, Inc. (a)	48,900	436
Rubicon Technology, Inc. (a)	39,752	803
Samsung Electronics Co. Ltd.	2,446	1,768
Xilinx, Inc.	30,500	778
		30,786
Software - 4.5%
Advent Software, Inc. (a)(c)	1,987	89
AsiaInfo Holdings, Inc. (a)	55,200	1,462
Check Point Software Technologies Ltd. (a)	36,900	1,294
Citrix Systems, Inc. (a)	111,930	5,313
Informatica Corp. (a)	31,800	854
Nice Systems Ltd. sponsored ADR (a)	88,994	2,826
Oracle Corp.	146,328	3,759
Red Hat, Inc. (a)	42,500	1,244
Salesforce.com, Inc. (a)	28,850	2,148
Shanda Games Ltd. sponsored ADR	86,800	625
Solera Holdings, Inc.	138,145	5,339
Sourcefire, Inc. (a)	108,870	2,499
Taleo Corp. Class A (a)	27,763	719
VanceInfo Technologies, Inc. ADR (a)(c)	155,935	3,476
VMware, Inc. Class A (a)	45,715	2,437
		34,084
TOTAL INFORMATION TECHNOLOGY		295,439
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.3%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	94,500	$ 6,988
Ecolab, Inc.	31,000	1,362
The Mosaic Co.	106,200	6,454
		14,804
Metals & Mining - 1.4%
Compass Minerals International, Inc.	48,000	3,851
Consolidated Thompson Iron Mines Ltd. (a)	678,800	6,390
		10,241
TOTAL MATERIALS		25,045
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. Class A (a)	708,300	892
TOTAL COMMON STOCKS (Cost $683,285)		761,549
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.19% (d)	3,069,860	3,070
Fidelity Securities Lending Cash Central Fund, 0.20% (b)(d)	36,737,408	36,737
TOTAL MONEY MARKET FUNDS (Cost $39,807)		39,807
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $723,092)		801,356
NET OTHER ASSETS - (5.1)%		(38,690)
NET ASSETS - 100%		$ 762,666
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	120
Total	$ 123
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 107,255	$ 107,255	$ -	$ -
Consumer Staples	64,756	64,756	-	-
Energy	18,703	18,703	-	-
Financials	66,756	66,756	-	-
Health Care	110,031	110,031	-	-
Industrials	72,672	72,672	-	-
Information Technology	295,439	293,284	2,155	-
Materials	25,045	25,045	-	-
Utilities	892	892	-	-
Money Market Funds	39,807	39,807	-	-
Total Investments in Securities:	$ 801,356	$ 799,201	$ 2,155	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $730,759,000. Net unrealized appreciation aggregated $70,597,000, of which $100,143,000 related to appreciated investment securities and $29,546,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mega Cap Stock Fund

March 31, 2010

1.799848.106

GII-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.6%
Johnson Controls, Inc.	96,000	$ 3,167,040
Automobiles - 0.0%
Volkswagen AG rights 4/13/10 (a)	25,900	16,092
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	237,200	4,262,484
McGraw-Hill Companies, Inc.	99,100	3,532,915
Time Warner, Inc.	22,800	712,956
Viacom, Inc. Class B (non-vtg.) (a)	63,200	2,172,816
		10,681,171
Multiline Retail - 1.3%
Target Corp.	129,400	6,806,440
Specialty Retail - 5.6%
Best Buy Co., Inc.	107,500	4,573,050
Home Depot, Inc.	200,600	6,489,410
Lowe's Companies, Inc.	356,000	8,629,440
Staples, Inc.	405,643	9,487,990
		29,179,890
TOTAL CONSUMER DISCRETIONARY		49,850,633
CONSUMER STAPLES - 6.9%
Beverages - 0.7%
The Coca-Cola Co.	62,600	3,443,000
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	37,600	1,374,656
Walgreen Co.	167,500	6,212,575
		7,587,231
Food Products - 1.2%
Danone	58,117	3,501,039
Kellogg Co.	14,300	764,049
Nestle SA	42,627	2,183,305
		6,448,393
Household Products - 1.5%
Procter & Gamble Co.	124,400	7,870,788
Tobacco - 2.0%
Philip Morris International, Inc.	197,430	10,297,949
TOTAL CONSUMER STAPLES		35,647,361
Common Stocks - continued
	Shares	Value
ENERGY - 11.7%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	50,200	$ 2,351,368
Schlumberger Ltd.	10,600	672,676
Smith International, Inc.	47,100	2,016,822
Weatherford International Ltd. (a)	156,900	2,488,434
		7,529,300
Oil, Gas & Consumable Fuels - 10.2%
BG Group PLC	51,755	895,935
Chevron Corp.	191,100	14,491,113
EOG Resources, Inc.	11,000	1,022,340
Exxon Mobil Corp.	302,071	20,232,716
Hess Corp.	4,100	256,455
Marathon Oil Corp.	104,000	3,290,560
Occidental Petroleum Corp.	71,500	6,044,610
Royal Dutch Shell PLC Class A sponsored ADR	57,838	3,346,507
Southwestern Energy Co. (a)	25,400	1,034,288
Suncor Energy, Inc.	68,900	2,241,031
		52,855,555
TOTAL ENERGY		60,384,855
FINANCIALS - 20.5%
Capital Markets - 3.1%
Bank of New York Mellon Corp.	72,900	2,251,152
Charles Schwab Corp.	166,100	3,104,409
Goldman Sachs Group, Inc.	35,100	5,989,113
Morgan Stanley	126,300	3,699,327
Northern Trust Corp.	22,100	1,221,246
		16,265,247
Commercial Banks - 8.4%
BB&T Corp.	89,600	2,902,144
PNC Financial Services Group, Inc.	145,500	8,686,350
U.S. Bancorp, Delaware	239,200	6,190,496
Wells Fargo & Co.	815,653	25,383,119
		43,162,109
Diversified Financial Services - 8.3%
Bank of America Corp.	1,165,035	20,795,875
JPMorgan Chase & Co.	492,800	22,052,800
		42,848,675
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.4%
ACE Ltd.	13,000	$ 679,900
Allstate Corp.	13,600	439,416
The Chubb Corp.	16,900	876,265
		1,995,581
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	99,400	1,575,490
TOTAL FINANCIALS		105,847,102
HEALTH CARE - 13.3%
Biotechnology - 1.7%
Amgen, Inc. (a)	99,290	5,933,570
Celgene Corp. (a)	7,400	458,504
Genzyme Corp. (a)	42,400	2,197,592
		8,589,666
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	12,900	750,780
St. Jude Medical, Inc. (a)	52,000	2,134,600
		2,885,380
Health Care Providers & Services - 1.5%
Express Scripts, Inc. (a)	19,000	1,933,440
McKesson Corp.	11,800	775,496
Medco Health Solutions, Inc. (a)	45,300	2,924,568
WellPoint, Inc. (a)	31,400	2,021,532
		7,655,036
Pharmaceuticals - 9.6%
Abbott Laboratories	150,000	7,902,000
Allergan, Inc.	25,700	1,678,724
GlaxoSmithKline PLC	2,700	51,838
Johnson & Johnson	188,300	12,277,160
Merck & Co., Inc.	290,700	10,857,645
Pfizer, Inc.	865,300	14,839,895
Roche Holding AG (participation certificate)	5,644	915,417
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,000	1,261,600
		49,784,279
TOTAL HEALTH CARE		68,914,361
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.2%
Aerospace & Defense - 2.5%
European Aeronautic Defence and Space Co. EADS NV	63,200	$ 1,271,500
Honeywell International, Inc.	211,600	9,579,132
Lockheed Martin Corp.	1,000	83,220
Raytheon Co.	31,400	1,793,568
		12,727,420
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	22,300	1,245,455
United Parcel Service, Inc. Class B	79,700	5,133,477
		6,378,932
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	22,800	785,004
Industrial Conglomerates - 0.2%
Siemens AG	12,995	1,299,110
Machinery - 3.1%
Danaher Corp.	18,500	1,478,335
Deere & Co.	33,700	2,003,802
Ingersoll-Rand Co. Ltd.	259,000	9,031,330
PACCAR, Inc.	85,700	3,714,238
		16,227,705
Road & Rail - 1.0%
Union Pacific Corp.	69,500	5,094,350
TOTAL INDUSTRIALS		42,512,521
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 6.8%
Cisco Systems, Inc. (a)	750,800	19,543,324
Juniper Networks, Inc. (a)	148,800	4,565,184
QUALCOMM, Inc.	268,700	11,282,713
		35,391,221
Computers & Peripherals - 7.1%
Apple, Inc. (a)	56,800	13,344,024
EMC Corp. (a)	332,500	5,998,300
Hewlett-Packard Co.	162,000	8,610,300
International Business Machines Corp.	66,400	8,515,800
		36,468,424
Electronic Equipment & Components - 0.9%
Corning, Inc.	224,200	4,531,082
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
Google, Inc. Class A (a)	13,250	$ 7,512,883
IT Services - 2.1%
Accenture PLC Class A	51,900	2,177,205
MasterCard, Inc. Class A	22,000	5,588,000
Visa, Inc. Class A	31,900	2,903,857
		10,669,062
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	137,600	1,854,848
ASML Holding NV (NY Shares)	150,300	5,320,620
Broadcom Corp. Class A	37,800	1,254,204
KLA-Tencor Corp.	44,500	1,375,940
Samsung Electronics Co. Ltd.	1,144	827,074
Taiwan Semiconductor Manufacturing Co. Ltd.	947,974	1,836,667
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	335,600	3,520,444
Texas Instruments, Inc.	153,000	3,743,910
		19,733,707
Software - 2.8%
Adobe Systems, Inc. (a)	118,500	4,191,345
Autonomy Corp. PLC (a)	108,647	3,006,307
Microsoft Corp.	44,500	1,302,515
Oracle Corp.	229,300	5,890,717
		14,390,884
TOTAL INFORMATION TECHNOLOGY		128,697,263
MATERIALS - 3.1%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	18,400	1,360,680
Dow Chemical Co.	50,300	1,487,371
E.I. du Pont de Nemours & Co.	184,718	6,878,898
Monsanto Co.	88,100	6,292,102
		16,019,051
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	39,600	1,228,392
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	233,200	$ 886,160
TOTAL TELECOMMUNICATION SERVICES		2,114,552
UTILITIES - 0.3%
Electric Utilities - 0.3%
FirstEnergy Corp.	35,400	1,383,786
TOTAL COMMON STOCKS (Cost $482,513,739)		511,371,485
Nonconvertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE	11,400	695,758
Volkswagen AG	25,900	2,375,355
Volkswagen AG (Bearer) (a)	4,000	351,182
		3,422,295
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,360,161)		3,422,295
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 0.19% (b) (Cost $1,583,540)	1,583,540	1,583,540
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $487,457,440)		516,377,320
NET OTHER ASSETS - 0.1%		358,236
NET ASSETS - 100%		$ 516,735,556
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,140
Fidelity Securities Lending Cash Central Fund	4,535
Total	$ 6,675
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,272,928	$ 52,921,746	$ 351,182	$ -
Consumer Staples	35,647,361	35,647,361	-	-
Energy	60,384,855	60,384,855	-	-
Financials	105,847,102	105,847,102	-	-
Health Care	68,914,361	68,862,523	51,838	-
Industrials	42,512,521	41,213,411	1,299,110	-
Information Technology	128,697,263	128,697,263	-	-
Materials	16,019,051	16,019,051	-	-
Telecommunication Services	2,114,552	2,114,552	-	-
Utilities	1,383,786	1,383,786	-	-
Money Market Funds	1,583,540	1,583,540	-	-
Total Investments in Securities:	$ 516,377,320	$ 514,675,190	$ 1,702,130	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $496,105,405. Net unrealized appreciation aggregated $20,271,915, of which $40,324,205 related to appreciated investment securities and $20,052,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Mega Cap
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Mega Cap Stock Fund

1.864815.102

AGII-QTLY-0510

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.6%
Johnson Controls, Inc.	96,000	$ 3,167,040
Automobiles - 0.0%
Volkswagen AG rights 4/13/10 (a)	25,900	16,092
Media - 2.1%
Comcast Corp. Class A (special) (non-vtg.)	237,200	4,262,484
McGraw-Hill Companies, Inc.	99,100	3,532,915
Time Warner, Inc.	22,800	712,956
Viacom, Inc. Class B (non-vtg.) (a)	63,200	2,172,816
		10,681,171
Multiline Retail - 1.3%
Target Corp.	129,400	6,806,440
Specialty Retail - 5.6%
Best Buy Co., Inc.	107,500	4,573,050
Home Depot, Inc.	200,600	6,489,410
Lowe's Companies, Inc.	356,000	8,629,440
Staples, Inc.	405,643	9,487,990
		29,179,890
TOTAL CONSUMER DISCRETIONARY		49,850,633
CONSUMER STAPLES - 6.9%
Beverages - 0.7%
The Coca-Cola Co.	62,600	3,443,000
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	37,600	1,374,656
Walgreen Co.	167,500	6,212,575
		7,587,231
Food Products - 1.2%
Danone	58,117	3,501,039
Kellogg Co.	14,300	764,049
Nestle SA	42,627	2,183,305
		6,448,393
Household Products - 1.5%
Procter & Gamble Co.	124,400	7,870,788
Tobacco - 2.0%
Philip Morris International, Inc.	197,430	10,297,949
TOTAL CONSUMER STAPLES		35,647,361
Common Stocks - continued
	Shares	Value
ENERGY - 11.7%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	50,200	$ 2,351,368
Schlumberger Ltd.	10,600	672,676
Smith International, Inc.	47,100	2,016,822
Weatherford International Ltd. (a)	156,900	2,488,434
		7,529,300
Oil, Gas & Consumable Fuels - 10.2%
BG Group PLC	51,755	895,935
Chevron Corp.	191,100	14,491,113
EOG Resources, Inc.	11,000	1,022,340
Exxon Mobil Corp.	302,071	20,232,716
Hess Corp.	4,100	256,455
Marathon Oil Corp.	104,000	3,290,560
Occidental Petroleum Corp.	71,500	6,044,610
Royal Dutch Shell PLC Class A sponsored ADR	57,838	3,346,507
Southwestern Energy Co. (a)	25,400	1,034,288
Suncor Energy, Inc.	68,900	2,241,031
		52,855,555
TOTAL ENERGY		60,384,855
FINANCIALS - 20.5%
Capital Markets - 3.1%
Bank of New York Mellon Corp.	72,900	2,251,152
Charles Schwab Corp.	166,100	3,104,409
Goldman Sachs Group, Inc.	35,100	5,989,113
Morgan Stanley	126,300	3,699,327
Northern Trust Corp.	22,100	1,221,246
		16,265,247
Commercial Banks - 8.4%
BB&T Corp.	89,600	2,902,144
PNC Financial Services Group, Inc.	145,500	8,686,350
U.S. Bancorp, Delaware	239,200	6,190,496
Wells Fargo & Co.	815,653	25,383,119
		43,162,109
Diversified Financial Services - 8.3%
Bank of America Corp.	1,165,035	20,795,875
JPMorgan Chase & Co.	492,800	22,052,800
		42,848,675
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.4%
ACE Ltd.	13,000	$ 679,900
Allstate Corp.	13,600	439,416
The Chubb Corp.	16,900	876,265
		1,995,581
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	99,400	1,575,490
TOTAL FINANCIALS		105,847,102
HEALTH CARE - 13.3%
Biotechnology - 1.7%
Amgen, Inc. (a)	99,290	5,933,570
Celgene Corp. (a)	7,400	458,504
Genzyme Corp. (a)	42,400	2,197,592
		8,589,666
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	12,900	750,780
St. Jude Medical, Inc. (a)	52,000	2,134,600
		2,885,380
Health Care Providers & Services - 1.5%
Express Scripts, Inc. (a)	19,000	1,933,440
McKesson Corp.	11,800	775,496
Medco Health Solutions, Inc. (a)	45,300	2,924,568
WellPoint, Inc. (a)	31,400	2,021,532
		7,655,036
Pharmaceuticals - 9.6%
Abbott Laboratories	150,000	7,902,000
Allergan, Inc.	25,700	1,678,724
GlaxoSmithKline PLC	2,700	51,838
Johnson & Johnson	188,300	12,277,160
Merck & Co., Inc.	290,700	10,857,645
Pfizer, Inc.	865,300	14,839,895
Roche Holding AG (participation certificate)	5,644	915,417
Teva Pharmaceutical Industries Ltd. sponsored ADR	20,000	1,261,600
		49,784,279
TOTAL HEALTH CARE		68,914,361
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.2%
Aerospace & Defense - 2.5%
European Aeronautic Defence and Space Co. EADS NV	63,200	$ 1,271,500
Honeywell International, Inc.	211,600	9,579,132
Lockheed Martin Corp.	1,000	83,220
Raytheon Co.	31,400	1,793,568
		12,727,420
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	22,300	1,245,455
United Parcel Service, Inc. Class B	79,700	5,133,477
		6,378,932
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	22,800	785,004
Industrial Conglomerates - 0.2%
Siemens AG	12,995	1,299,110
Machinery - 3.1%
Danaher Corp.	18,500	1,478,335
Deere & Co.	33,700	2,003,802
Ingersoll-Rand Co. Ltd.	259,000	9,031,330
PACCAR, Inc.	85,700	3,714,238
		16,227,705
Road & Rail - 1.0%
Union Pacific Corp.	69,500	5,094,350
TOTAL INDUSTRIALS		42,512,521
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 6.8%
Cisco Systems, Inc. (a)	750,800	19,543,324
Juniper Networks, Inc. (a)	148,800	4,565,184
QUALCOMM, Inc.	268,700	11,282,713
		35,391,221
Computers & Peripherals - 7.1%
Apple, Inc. (a)	56,800	13,344,024
EMC Corp. (a)	332,500	5,998,300
Hewlett-Packard Co.	162,000	8,610,300
International Business Machines Corp.	66,400	8,515,800
		36,468,424
Electronic Equipment & Components - 0.9%
Corning, Inc.	224,200	4,531,082
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.4%
Google, Inc. Class A (a)	13,250	$ 7,512,883
IT Services - 2.1%
Accenture PLC Class A	51,900	2,177,205
MasterCard, Inc. Class A	22,000	5,588,000
Visa, Inc. Class A	31,900	2,903,857
		10,669,062
Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	137,600	1,854,848
ASML Holding NV (NY Shares)	150,300	5,320,620
Broadcom Corp. Class A	37,800	1,254,204
KLA-Tencor Corp.	44,500	1,375,940
Samsung Electronics Co. Ltd.	1,144	827,074
Taiwan Semiconductor Manufacturing Co. Ltd.	947,974	1,836,667
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	335,600	3,520,444
Texas Instruments, Inc.	153,000	3,743,910
		19,733,707
Software - 2.8%
Adobe Systems, Inc. (a)	118,500	4,191,345
Autonomy Corp. PLC (a)	108,647	3,006,307
Microsoft Corp.	44,500	1,302,515
Oracle Corp.	229,300	5,890,717
		14,390,884
TOTAL INFORMATION TECHNOLOGY		128,697,263
MATERIALS - 3.1%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	18,400	1,360,680
Dow Chemical Co.	50,300	1,487,371
E.I. du Pont de Nemours & Co.	184,718	6,878,898
Monsanto Co.	88,100	6,292,102
		16,019,051
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	39,600	1,228,392
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	233,200	$ 886,160
TOTAL TELECOMMUNICATION SERVICES		2,114,552
UTILITIES - 0.3%
Electric Utilities - 0.3%
FirstEnergy Corp.	35,400	1,383,786
TOTAL COMMON STOCKS (Cost $482,513,739)		511,371,485
Nonconvertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
Porsche Automobil Holding SE	11,400	695,758
Volkswagen AG	25,900	2,375,355
Volkswagen AG (Bearer) (a)	4,000	351,182
		3,422,295
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,360,161)		3,422,295
Money Market Funds - 0.3%

Fidelity Cash Central Fund, 0.19% (b) (Cost $1,583,540)	1,583,540	1,583,540
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $487,457,440)		516,377,320
NET OTHER ASSETS - 0.1%		358,236
NET ASSETS - 100%		$ 516,735,556
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,140
Fidelity Securities Lending Cash Central Fund	4,535
Total	$ 6,675
Other Information

The following is a summary of the inputs used, as of March 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,272,928	$ 52,921,746	$ 351,182	$ -
Consumer Staples	35,647,361	35,647,361	-	-
Energy	60,384,855	60,384,855	-	-
Financials	105,847,102	105,847,102	-	-
Health Care	68,914,361	68,862,523	51,838	-
Industrials	42,512,521	41,213,411	1,299,110	-
Information Technology	128,697,263	128,697,263	-	-
Materials	16,019,051	16,019,051	-	-
Telecommunication Services	2,114,552	2,114,552	-	-
Utilities	1,383,786	1,383,786	-	-
Money Market Funds	1,583,540	1,583,540	-	-
Total Investments in Securities:	$ 516,377,320	$ 514,675,190	$ 1,702,130	$ -
Income Tax Information

At March 31, 2010, the cost of investment securities for income tax purposes was $496,105,405. Net unrealized appreciation aggregated $20,271,915, of which $40,324,205 related to appreciated investment securities and $20,052,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010